Cover	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity File Number	000-54758
Entity Registrant Name	UNIVERSAL GLOBAL HUB INC.
Entity Central Index Key	0001552743
Entity Tax Identification Number	45-5529607
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6141 186th Street
Entity Address, Address Line Two	Suite 688
Entity Address, City or Town	Fresh Meadows
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11365
City Area Code	201
Local Phone Number	782-0889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false